TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES
9.	TRADE AND OTHER PAYABLES

	December 31	December 31
Current liabilities	2025	2024
Falling due within the year
Trade	$718	$917
Lease liabilities [1]	178	176
Total	$896	$1,093
	December 31	December 31
Non-current liabilities	2025	2024
Lease liabilities [1]	$358	$548
Total	$358	$548

Notes to tables:

1. Lease liabilities relate to leases of offices, office equipment and for yard storage, which have remaining lease terms of 3 to 54 months and interest rates of 9.5% – 14% over the term of the leases. During the year ended December 31, 2025, the Group recognized interest expense on lease liabilities of $$71 (2024 - $65).

The following summarizes lease liabilities for the reporting periods indicated:

	December 31	December 31
Lease liabilities	2025	2024
Beginning balance	$724	$464
Interest expense	71	65
Lease payments	(245)	(211)
Lease recognition	16	52
Modification of lease term	–	305
Foreign currency translation difference	(30)	49
Ending balance	536	724

Current portion	178	176
Non-current portion	358	548
Total	$536	$724

The following table provides the schedule of undiscounted lease liabilities as of December 31, 2025:

Period payable	Total
Less than one year	$228
One to three years	286
Three to five years	123
Total undiscounted lease liabilities	$637

The Group had no short-term lease commitments for the years ended December 31, 2025 and 2024.